Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax (Details) [Line Items]
Deferred tax rate percent	25.17%	25.17%
Tax rate effect of adjustments for current tax of prior periods	35.00%
Average annual gross (in Dollars)	$ 7,500,000
Alternative minimum taxable percentage	20.00%
Alternative minimum taxable income (in Dollars)	$ 40,000
Bottom of range [member]
Income Tax (Details) [Line Items]
Corporate Income tax rate	1.00%
Top of range [member]
Income Tax (Details) [Line Items]
Corporate Income tax rate	12.00%
CIT [Member]
Income Tax (Details) [Line Items]
Tax rate percentage	35.00%
ECI [Member]
Income Tax (Details) [Line Items]
Tax rate percentage	21.00%
Non-US Corporation’s Business [Member]
Income Tax (Details) [Line Items]
Tax rate percentage	30.00%